CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accounts receivable, net of allowance for doubtful accounts	$ 1,342	$ 1,191
Accrued expenses and other liabilities	42,141	38,767
Income tax payable	9,293	6,750
Deferred revenue	78,194	50,506
Refundable fees	$ 13,837	$ 1,074
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	133,275,521	131,854,773
Ordinary shares, Outstanding	133,275,521	131,854,773
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	$ 34,993	$ 31,684
Income tax payable	4,847	3,641
Deferred revenue	77,299	49,575
Refundable fees	$ 13,837	$ 1,074